Investment Strategy - American Customer Satisfaction ETF	Nov. 19, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund’s current and new 80% policies are as follows:

Current 80% Policy	New 80% Policy (effective on or about January 28, 2026)
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in investments that are tied economically to the United States.	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of Index Companies (as defined in the Prospectus) that exhibit high customer satisfaction characteristics and are tied economically to the United States.

In addition, effective on or about January 28, 2026, the second paragraph of the section titled “Fund Summary - Principal Investment Strategy - American Customer Satisfaction Investable Index” is amended and restated as follows:

“Construction of the Index begins with over 400 ACSI Companies across 46 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose market capitalization is less than $1 billion, or for which the Customer Satisfaction Data is statistically insignificant. The Index is comprised of ACSI Companies in the 25 industries (as classified by the Customer Satisfaction Data) with the highest customer retention. Generally, the company(ies) with the highest ACSI Score (described below) in each such industry will be included in the Index and one to three ACSI Companies from each such industry are included in the Index based on the number of ACSI Companies in a given industry and the ACSI Score ranking (the “Index Companies”). Each Index Company exhibits high customer satisfaction characteristics as reflected in the ACSI Score rankings. The Index will generally be comprised of 25 to 35 companies at the time of each rebalance of the Index.”

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of Index Companies (as defined in the Prospectus) that exhibit high customer satisfaction characteristics and are tied economically to the United States.